Financial Instruments (Narrative) (Details) $ in Millions	12 Months Ended
	Aug. 31, 2020 CAD ($)	Aug. 31, 2019 CAD ($)	Sep. 01, 2019 CAD ($)
Disclosure of financial assets [line items]
Notional amount		$ 74
Hypothetical change resulting in a change to other comprehensive income	$ 268	287
Impact on net income with one dollar change	1	1
Accounts receivable	268	287
Provision for doubtful accounts	74	$ 63
Forward Contract [Member]
Disclosure of financial assets [line items]
Notional amount	$ 132		$ 72
Forward contracts purchase period	12 months	12 months
Average foreign exchange rate	1.3544	1.3115
Hypothetical exchange rate	10.00%
Hypothetical change resulting in a change to other comprehensive income	$ 13	$ 7
Forward Contract [Member] | Past Due [Member]
Disclosure of financial assets [line items]
Accounts receivable	$ 105	$ 123